Item 1. Schedule of Investments:

Putnam Michigan Tax Exempt Income Fund

The fund's portfolio
8/31/05 (Unaudited)
KEY TO ABBREVIATIONS

AMBAC	AMBAC Indemnity Corporation
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GNMA Coll.	Government National Mortgage Association Collateralized
G.O. Bonds	General Obligation Bonds
MBIA	MBIA Insurance Company
Q-SBLF	Qualified School Board Loan Fund
U.S. Govt. Coll.	U.S. Government Collateralized
VRDN	Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (97.5%)(a)
			Principal
		Rating (RAT)	amount	Value

Michigan (91.3%)

Ann Arbor, Bldg. Auth. G.O. Bonds, Ser. A, MBIA, 5s, 3/1/15		Aaa	$1,315,000	$1,460,715
Chippewa Valley, Schools G.O. Bonds (School Bldg. & Site), FSA, Q-SBLF, 5.00%,
5/1/07		Aaa	1,000,000	1,032,960
Detroit, Downtown Dev. Auth. Tax Increment Rev. Bonds (Dev. Area No. 1), Ser. A,
MBIA, 4 3/4s, 7/1/25		Aaa	1,500,000	1,525,230
Detroit, Swr. Disp. Rev. Bonds, Ser. C, FSA, 5s, 7/1/08		Aaa	2,155,000	2,269,991
Detroit, Swr. Disp. VRDN, Ser. B, FSA, 2.3s, 7/1/33		VMIG1	4,700,000	4,700,000
Detroit, Wtr. Supply Syst. Rev. Bonds (Sr. Lien), Ser. A, MBIA, 5 1/4s, 7/1/19		Aaa	2,480,000	2,719,394
Detroit/Wayne Cnty., Stad. Auth. Rev. Bonds, FGIC, 5 1/4s, 2/1/27		Aaa	3,065,000	3,203,845
Ecorse, Pub. School Dist. G.O. Bonds, FSA, Q-SBLF
5s, 5/1/13		Aaa	1,700,000	1,877,038
5s, 5/1/12		Aaa	1,650,000	1,810,050
Flint, Hosp. Auth. Rev. Bonds (Hurley Med. Ctr.), Ser. A
6s, 7/1/06		Baa3	630,000	636,911
5 3/8s, 7/1/20		Baa3	1,000,000	1,011,970
Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City Hosp. OB Group), Ser. A, 5
3/4s, 9/1/17		Ba1	675,000	671,531
Gibraltar, School Dist. G.O. Bonds (School Bldg. & Site), FGIC, 5s, 5/1/21		Aaa	2,000,000	2,163,220
Greater Detroit, Resource Recvy. Auth. Rev. Bonds, Ser. A, AMBAC, 6 1/4s,
12/13/06		Aaa	2,000,000	2,081,020
Harper Creek, Cmnty. School Dist. G.O. Bonds, Q-SBLF, 5 1/8s, 5/1/31		Aa2	2,190,000	2,291,988
Hartland, Cons. School Dist. G.O. Bonds, FGIC, 6s, 5/1/18		Aaa	1,500,000	1,684,290
Huron, School Dist. G.O. Bonds, FSA, 5 5/8s, 5/1/15		Aaa	1,000,000	1,109,700
Kalamazoo, Hosp. Fin. Auth. Fac. Rev. Bonds, FGIC, 5.244s, 6/1/11		Aaa	7,000,000	7,113,960
Kent, Hosp. Fin. Auth. Rev. Bonds (Spectrum Hlth.), Ser. A, MBIA, 5 1/2s, 1/15/16		AAA	1,450,000	1,633,875
Lansing, Bldg. Auth. G.O. Bonds, Ser. A, MBIA, 5 3/8s, 6/1/20		Aaa	1,035,000	1,147,701
Manistee, Area School Dist. G.O. Bonds, FGIC, 5 3/4s, 5/1/19		Aaa	800,000	874,672
MI Higher Ed. Fac. Auth. Rev. Bonds
(Ltd. Oblig.- Hope College), Ser. A, 5.55s, 4/1/24		BBB	1,000,000	1,081,540
(Kalamazoo College), 5s, 12/1/20		A1	250,000	262,990
MI Muni. Board Auth. Rev. Bonds (Drinking Wtr.), 5s, 10/1/14		Aaa	1,500,000	1,669,815
MI Muni. Bond Auth. Rev. Bonds (Drinking Wtr. Revolving Fund), 5 1/2s, 10/1/18		Aaa	1,000,000	1,098,690
MI State G.O. Bonds (Env. Program), Ser. B, MBIA, 5s, 11/1/14		Aaa	3,135,000	3,497,814
MI State Bldg. Auth. Rev. Bonds
Ser. I, AMBAC, 6 1/2s, 10/1/07 (SEG)		Aaa	5,750,000	6,165,093
(Fac. Program), Ser. I, 4 3/4s, 10/15/25		Aa3	1,815,000	1,845,873
MI State Comprehensive Trans. Rev. Bonds, Ser. B, FSA, 5 1/4s, 5/15/20		Aaa	2,380,000	2,653,486
MI State Hosp. Fin. Auth. Rev. Bonds
(Oakwood Hosp.), Ser. A, 6s, 4/1/22		A2	1,000,000	1,106,770
(Holland Cmnty. Hosp.), Ser. A, FGIC, 5 3/4s, 1/1/21		A2	1,000,000	1,101,920
(Sparrow Hosp.), 5 1/2s, 11/15/21		A1	650,000	705,445
(Oakwood Oblig. Group), 5 1/2s, 11/1/17		A2	1,000,000	1,098,320
(Chelsea Cmnty. Hosp.), 5 3/8s, 5/15/19		BBB	1,000,000	1,023,080
MI State Hsg. Dev. Auth. Ltd. Oblig. Rev. Bonds (Parkway Meadows), FSA
4s, 10/15/12		Aaa	1,085,000	1,121,608
4s, 10/15/11		Aaa	1,045,000	1,085,724
MI State South Central Pwr. Agcy. Rev. Bonds, AMBAC, 5s, 11/1/09		Aaa	2,000,000	2,147,740
MI State Strategic Fund Ltd. Rev. Bonds (Ford Motor Co.), Ser. A, 7.1s, 2/1/06		Ba1	1,150,000	1,159,948
MI State Strategic Fund Solid Waste Disp. Mandatory Put Bonds (Waste Mgt., Inc.),
4.2s, 12/1/05		BBB	1,000,000	1,002,020
MI State Strategic Fund Solid Waste Disp. Rev. Bonds
(Genesee Pwr. Station), 7 1/2s, 1/1/21		B/P	300,000	293,766
(SD Warren Co.), Ser. C, 7 3/8s, 1/15/22		BB/P	700,000	728,539
MI State Strategic Fund, Ltd. Mandatory Put Bonds (Dow Chemical), 3.8s, 6/1/06		A3	1,250,000	1,253,738
MI State Strategic Fund, Ltd. Rev. Bonds
(Detroit Edison Co.), AMBAC, 7s, 5/1/21		Aaa	1,500,000	2,009,175
(Worthington Armstrong Venture), U.S. Govt. Coll., 5 3/4s, 10/1/22		AAA/P	3,000,000	3,518,160
(Detroit Edison Poll. Control), 5.65s, 9/1/29		A3	420,000	445,775
(Detroit Edison Co.), Ser. A, MBIA, 5.55s, 9/1/29		Aaa	5,000,000	5,351,050
(Detroit Edison Co.), AMBAC, 4.85s, 9/1/30		Aaa	1,000,000	1,059,590
Midland Cnty., Econ. Dev. Corp. Rev. Bonds, 6 7/8s, 7/23/09		Ba3	850,000	891,480
Mount Clemens Cmnty. School Dist. Rev. Bonds (School Bldg. & Site), Q-SBLF, 5
1/2s, 5/1/18		Aa2	1,350,000	1,514,903

Otsego, Pub. School Dist. G.O. Bonds (School Bldg. & Site), FSA, Q-SBLF, 5s,
5/1/27	AAA	1,600,000	1,705,120
Pennfield, School Dist. G.O. Bonds (School Bldg. and Site), FGIC, 5s, 5/1/26	Aaa	1,000,000	1,071,730
Plymouth-Canton Cmnty., School Dist. G.O. Bonds, FGIC, Q-SBLF, 5s, 5/1/28	Aaa	2,000,000	2,132,900
Pontiac Tax Increment Finance Authority Rev. Bonds, 6 3/8s, 6/1/31	BBB	1,500,000	1,570,095
Rochester Cmnty. School Dist. G.O. Bonds, Ser. II, Q-SBLF, 5 1/2s, 5/1/21	Aa2	1,400,000	1,533,434
Romulus, Township Cmnty. Schools G.O. Bonds, Q-SBLF, 5s, 5/1/11	Aa2	1,015,000	1,101,092
Royal Oak, Hosp. Fin. Auth. Rev. Bonds (William Beaumont Hosp.), Ser. M, MBIA, 5
1/4s, 11/15/35	Aaa	1,000,000	1,049,430
Southfield, Pub. Schools G.O. Bonds, Ser. B, FSA, 5s, 5/1/14	AAA	2,500,000	2,769,875
St. Clair Cnty., G.O. Bonds, AMBAC, 5s, 4/1/21	AAA	1,000,000	1,080,960
Warren Cons. School Dist. G.O. Bonds, Q-SBLF, 5s, 5/1/12	Aa2	1,370,000	1,496,917
Waterford, Econ. Dev. Corp. Rev. Bonds (Canterbury Hlth.), 6s, 1/1/39	B-/P	2,980,000	2,429,356
Wayland, Unified School Dist. Rev. Bonds, FGIC, Q-SBLF, 8s, 5/1/10	Aaa	2,000,000	2,316,660
Wayne Cnty., Bldg. Auth. G.O. Bonds, Ser. A, MBIA, 6s, 6/1/08	Aaa	2,405,000	2,504,783
West Bloomfield, School Dist. G.O. Bonds (School Bldg. & Site)
MBIA, 5 5/8s, 5/1/16	Aaa	1,000,000	1,123,340
FSA, 5s, 5/1/24	Aaa	1,325,000	1,426,058
Western MI U. Rev. Bonds, AMBAC, 5s, 7/15/10	Aaa	1,120,000	1,211,045
Western Township Util. G.O. Bonds, MBIA, 5 1/4s, 1/1/07	Aaa	1,000,000	1,029,900
Whitmore Lake, Pub. School Dist. G.O. Bonds, FGIC, Q-SBLF, 5s, 5/1/28	Aaa	2,000,000	2,119,800
Ypsilanti, School Dist. G.O. Bonds, FGIC, 5 3/8s, 5/1/26	Aaa	1,240,000	1,290,356
Zeeland, Pub. Schools G.O. Bonds (School Bldg. & Site), MBIA, 5s, 5/1/27	Aaa	1,425,000	1,523,977

			122,400,941

Puerto Rico (6.2%)

Children's Trust Fund Tobacco Settlement Rev. Bonds, 5 3/8s, 5/15/33	BBB	655,000	685,058
Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), MBIA, 5 3/4s, 7/1/26	Aaa	2,500,000	2,773,075
PR Elec. Pwr. Auth. Rev. Bonds, Ser. HH, FSA, 5 1/4s, 7/1/29	Aaa	3,000,000	3,258,990
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev. Bonds (Cogen. Fac.-AES), 6
5/8s, 6/1/26	Baa3	1,400,000	1,526,840

			8,243,963

TOTAL INVESTMENTS
Total investments (cost $125,430,235) (b)			$130,644,904

Putnam Michigan Tax Exempt Income Fund
FUTURES CONTRACTS OUTSTANDING at 8/31/05 (Unaudited)
	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation
U.S. Treasury Note 10 yr (Short)	1	$5,759,016	Dec-05	$(35,153)
U.S. Treasury Note 10 yr (Short)	51	112,078	Sep-05	(1,048)

Total				$(36,201)

NOTES

(a) Percentages indicated are based on net assets of $134,003,951.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at August 31, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2005. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $125,430,234, resulting in gross unrealized appreciation and depreciation of $5,942,134 and $727,464, respectively, or net unrealized appreciation of $5,214,670.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at August 31, 2005.

The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at August 31, 2005.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The fund had the following industry group concentrations greater than 10% at August 31, 2005 (as a percentage of net assets):

Healthcare	14.6%
Utilities	12.7

The fund had the following insurance concentrations greater than 10% at August 31, 2005 (as a percentage of net assets):

MBIA	20.4%
FSA	20.0
FGIC	18.7
AMBAC	11.8

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):	/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: October 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 31, 2005

By (Signature and Title):	/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 31, 2005